Segment Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information

	Three-month period ended
	June 30, 2023 (Unaudited)	June 30, 2022 (Unaudited)
Net Sales
Sale of nervonic acid-based health care supplements	$1,098,476	$259,424

Technical supporting services	—	—

Total	$1,098,476	$259,424

Cost of Sales
Sale of nervonic acid-based health care supplements	$68,609	$18,267

Technical supporting services	—	—

Total	$68,609	$18,267

Gross Profit
Sale of nervonic acid-based health care supplements	$1,029,867	$241,157

Technical supporting services	—	—

Total	$1,029,867	$241,157

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,489,053	$144,683	$1,344,370
Technical supporting services	173,547	—	173,547
Total	$1,662,600	$144,683	$1,517,917

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Sales of Acer truncatum seedlings	—	426,695	(426,695)
Total	$2,328,526	$846,968	$1,481,558

For the year ended March 31, 2021

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,373,412	$163,962	$1,209,450
Technical supporting services	56,356	—	56,356
Sales of Acer truncatum seedlings	205,652	118,000	87,652
Total	$1,635,420	$281,962	$1,353,458